INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Other intangible assets, net of amortization
Intangible assets, net of amortization, at December 31 follows:

	2013		2012
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)

Amortized intangible assets - core deposits	$23,703	$20,540	$23,703	$19,728

Estimated amortization of other intangible assets	A summary of estimated core deposit intangible amortization at December 31, 2013, follows:
(In thousands)

2014	$536
2015	347
2016	347
2017	346
2018	346
2019 and thereafter	1,241
Total	$3,163